Document and Entity Information	Jun. 30, 2017
Prospectus:
Document Type	497
Document Period End Date	Jun. 30, 2017
Registrant Name	MORGAN STANLEY NY MUNICIPAL MONEY MARKET TRUST
Central Index Key	0000859037
Amendment Flag	false
Document Creation Date	Jun. 30, 2017
Document Effective Date	Jun. 30, 2017
Prospectus Date	May 01, 2017
MORGAN STANLEY NEW YORK MUNI MONEY MARKET TRUST | R Class
Prospectus:
Trading Symbol	DWNXX
MORGAN STANLEY NEW YORK MUNI MONEY MARKET TRUST | S Class
Prospectus:
Trading Symbol	AANXX